FEDERATED CAPITAL INCOME FUND
FEDERATED STOCK AND CALIFORNIA MUNI FUND

PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST



SUPPLEMENT TO CURRENT PROSPECTUSES.


   Under the section entitled "PORTFOLIO MANAGEMENT INFORMATION", please delete the biography of John W. Harris as well as all references to Mr. Harris in their entirety.








                                                                   July 19, 2007






   Federated Securities Corp., Distributor

   Cusip 31420C878    Cusip 31420C746
   Cusip 31420C860    Cusip 31420C738
   Cusip 31420C852
   Cusip 31420C845


   (37040) 7/07







   FEDERATED CAPITAL INCOME FUND

   FEDERATED STOCK AND CALIFORNIA MUNI FUND



   Portfolios of Federated Income Securities Trust





   SUPPLEMENT TO CURRENT STATEMENT OF ADDITIONAL INFORMATION (SAI).

   Under the section entitled "PORTFOLIO MANAGER INFORMATION", please delete the "Other Accounts Managed" table and compensation information that immediately follows for John W. Harris, as well as all references to Mr. Harris in their entirety.









                                                                   July 19, 2007



   Federated Securities Corp., Distributor

   Cusip 31420C878    Cusip 31420C746
   Cusip 31420C860    Cusip 31420C738
   Cusip 31420C852
   Cusip 31420C845


   (37041) 7/07